Expense Example (Invesco Van Kampen V.I. Global Value Equity Fund, Series I shares, Invesco Van Kampen V.I. Global Value Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Global Value Equity Fund | Series I shares, Invesco Van Kampen V.I. Global Value Equity Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 96
3 Years	334
5 Years	591
10 Years	$ 1,326